Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows (in thousands):

	Drilling & Downhole	Completions	Production	Total
Goodwill balance at December 31, 2016	$529,901	$105,198	$17,644	$652,743
Acquisitions, net of dispositions	19,571	133,914	1,595	155,080
Impairment	(68,004)	—	—	(68,004)
Impact of non-U.S. local currency translation	13,515	1,704	207	15,426
Goodwill balance at December 31, 2017	494,983	240,816	19,446	755,245
Acquisitions, net of dispositions	1,753	20,559	—	22,312
Impairment	(298,789)	—	—	(298,789)
Impact of non-U.S. local currency translation	(6,796)	(2,095)	(230)	$(9,121)
Goodwill balance at December 31, 2018	$191,151	$259,280	$19,216	$469,647

Summary of Intangible Assets
At December 31, 2018 and 2017, intangible assets consisted of the following, respectively (in thousands):

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net intangibles	Amortization period (in years)
Customer relationships	$337,546	$(110,228)	$227,318	4 - 15
Patents and technology	104,394	(17,148)	87,246	5 - 17
Non-compete agreements	6,245	(5,600)	645	3 - 6
Trade names	47,493	(18,107)	29,386	10 - 15
Distributor relationships	22,160	(17,602)	4,558	8 - 15
Trademark	10,319	(424)	9,895	15 - Indefinite
Intangible Assets Total	$528,157	$(169,109)	$359,048

	December 31, 2017
	Gross carrying amount	Accumulated amortization	Net intangibles	Amortization period (in years)
Customer relationships	$428,544	$(138,566)	$289,978	4 - 15
Patents and technology	110,910	(16,733)	94,177	5 - 17
Non-compete agreements	6,625	(6,041)	584	3 - 6
Trade names	64,359	(22,090)	42,269	10 - 15
Distributor relationships	22,160	(16,338)	5,822	8 - 15
Trademark	10,319	(85)	10,234	15 - Indefinite
Intangible Assets Total	$642,917	$(199,853)	$443,064

Schedule of Future Amortization Expense	The estimated future amortization expense for the next five years is as follows (in thousands):

Year ending December 31,	Amount
2019	$34,591
2020	33,864
2021	32,974
2022	31,196
2023	28,994